Equity - Schedule of changes in fair value of equity instruments that will not be reclassified (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Items not reclassified to profit or loss
Net revaluation gains/(losses)	€ 744	€ (250)
Fair value	75,371	74,612
Equity instruments
Items not reclassified to profit or loss
Revaluation gains	1,159	1,158
Revaluation losses	(415)	(1,408)
Net revaluation gains/(losses)	744	(250)
Fair value	3,602	2,281
Domestic | Spain
Items not reclassified to profit or loss
Revaluation gains	56	47
Revaluation losses	(383)	(1,326)
Net revaluation gains/(losses)	(327)	(1,279)
Fair value	117	133
International | Rest of Europe
Items not reclassified to profit or loss
Revaluation gains	262	75
Revaluation losses	(31)	(81)
Net revaluation gains/(losses)	231	(6)
Fair value	1,669	186
International | United States
Items not reclassified to profit or loss
Revaluation gains	23	23
Revaluation losses	(1)	(1)
Net revaluation gains/(losses)	22	22
Fair value	35	36
International | America and rest of the world
Items not reclassified to profit or loss
Revaluation gains	818	1,013
Revaluation losses	0	0
Net revaluation gains/(losses)	818	1,013
Fair value	1,781	1,926
Listed
Items not reclassified to profit or loss
Revaluation gains	1,022	1,033
Revaluation losses	(58)	(49)
Net revaluation gains/(losses)	964	984
Fair value	3,328	1,993
Unlisted
Items not reclassified to profit or loss
Revaluation gains	137	125
Revaluation losses	(357)	(1,359)
Net revaluation gains/(losses)	(220)	(1,234)
Fair value	€ 274	€ 288